INCOME TAXES (Schedule Of Current And Deferred Component Of Income Tax Expenses (Benefits) Which Were Substantially Attributable To The Companys PRC Subsidiaries And VIE And VIEs Subsidiaries) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current and deferred component of income tax expenses (benefits)
Total income tax expense (benefits)	$ 3,124	$ 6,517	$ (3,959)
PRC [Member]
Current and deferred component of income tax expenses (benefits)
Current income tax expense	$ 3,124	1,620	1,040
Deferred income tax (benefit) expense		4,897	(4,999)
Total income tax expense (benefits)	$ 3,124	$ 6,517	$ (3,959)